EARNINGS (LOSS) PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 HKD / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 HKD / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 HKD / shares shares
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share		93,605,749		85,170,886		82,163,135
Earnings (loss) per share - basic | $ / shares		$ (1.81)		$ (0.18)		$ 3.08
Numerator:
Net income (loss) attributable to ordinary shareholders | $		$ (169,635)		$ (15,133)		$ 253,217
Denominator:
Employee stock options	[1]	9,805,417	9,805,417	8,240,623	8,240,623
Denominator used for diluted earnings (loss) per share		93,605,749		85,170,886		92,208,620
Earnings (loss) per share -diluted | $ / shares		$ (1.81)		$ (0.18)		$ 2.87
Common Class B [Member]
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic | $		$ (44,104)		$ (4,313)		$ 75,003
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share		24,336,650		24,336,650		24,336,650
Denominator used for basic earnings (loss) per share		24,336,650		24,336,650		24,336,650
Earnings (loss) per share - basic | $ / shares		$ (1.81)		$ (0.18)		$ 3.08
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share | $		$ (44,104)		$ (4,313)		$ 75,224
Effect of convertible senior notes | $
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion | $		(44,104)		(4,313)		75,224
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares | $
Net income (loss) attributable to ordinary shareholders | $		$ (44,104)		$ (4,313)		$ 75,224
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share | HKD / shares			HKD 24,336,650		HKD 24,336,650		HKD 24,336,650
Conversion of Class B to Class A ordinary shares
Employee stock options				0	0	1,912,500	1,912,500
Convertible senior notes
Denominator used for diluted earnings (loss) per share		24,336,650		24,336,650		26,249,150
Earnings (loss) per share -diluted | $ / shares		$ (1.81)		$ (0.18)		$ 2.87
Common Class A [Member]
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic | $		$ (125,531)		$ (10,783)		$ 178,214
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share		69,269,099		60,834,236		57,826,486
Denominator used for basic earnings (loss) per share		69,269,099		60,834,236		57,826,485
Earnings (loss) per share - basic | $ / shares		$ (1.81)		$ (0.18)		$ 3.08
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share | $		$ (125,531)		$ (10,783)		$ 177,993
Effect of convertible senior notes | $						11,032
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion | $		(125,531)		(10,783)		189,025
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares | $		(44,104)		(4,313)		75,224
Net income (loss) attributable to ordinary shareholders | $		$ (125,531)		$ (15,096)		$ 264,249
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share | HKD / shares			HKD 69,269,099		HKD 60,834,236		HKD 57,826,485
Conversion of Class B to Class A ordinary shares		24,336,650		24,336,650		24,336,650
Employee stock options				0	0	6,106,284	6,106,284
Convertible senior notes				0		3,939,200
Denominator used for diluted earnings (loss) per share		93,605,749		85,170,866		92,208,620
Earnings (loss) per share -diluted | $ / shares		$ (1.81)		$ (0.18)		$ 2.87

[1]	Included both Class A and Class B ordinary shares.